Income Tax - Summary Of Temporary Difference Unused Tax Losses And Unused Tax Credits (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (82,679)	$ (39,192)
Acquisition (Note 7)	13,423
Charged to net earnings	(3,266)	(43,422)
Charged to OCI	4	(24)
Exchange differences	(4,444)	(41)
Ending Balance	(76,962)	(82,679)
Accounting provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	7,022	18,058
Acquisition (Note 7)	756
Charged to net earnings	(7,467)	(10,945)
Charged to OCI	0	0
Exchange differences	51	(91)
Ending Balance	362	7,022
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6,519	28,969
Acquisition (Note 7)	49,513
Charged to net earnings	1,325	(21,808)
Charged to OCI	0	0
Exchange differences	(860)	(642)
Ending Balance	56,497	6,519
Long-term assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(86,255)	(73,956)
Acquisition (Note 7)	(30,308)
Charged to net earnings	1,022	(12,398)
Charged to OCI	0	0
Exchange differences	(2,511)	99
Ending Balance	(118,052)	(86,255)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	511	544
Acquisition (Note 7)	0
Charged to net earnings	0	(572)
Charged to OCI	0	0
Exchange differences	(511)	539
Ending Balance	0	511
Exchange rate effects on tax bases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,476)	(12,799)
Acquisition (Note 7)	(6,538)
Charged to net earnings	1,858	2,269
Charged to OCI	0	0
Exchange differences	(613)	54
Ending Balance	(15,769)	(10,476)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(8)
Acquisition (Note 7)	0
Charged to net earnings	(4)	32
Charged to OCI	4	(24)
Exchange differences	0
Ending Balance	$ 0	$ 0